SUBORDINATED DEBENTURES	12 Months Ended
Dec. 31, 2014
SUBORDINATED DEBENTURES [Abstract]
SUBORDINATED DEBENTURES
NOTE 10 – SUBORDINATED DEBENTURES

We have formed various special purpose entities (the “trusts”) for the purpose of issuing trust preferred securities in either public or pooled offerings or in private placements. Independent Bank Corporation owns all of the common stock of each trust and has issued subordinated debentures to each trust in exchange for all of the proceeds from the issuance of the common stock and the trust preferred securities. Trust preferred securities totaling $34.5 million and $39.5 million at December 31, 2014 and 2013, respectively, qualified as Tier 1 regulatory capital.

These trusts are not consolidated with Independent Bank Corporation and accordingly, we report the common securities of the trusts held by us in accrued income and other assets and the subordinated debentures that we have issued to the trusts in the liability section of our Consolidated Statements of Financial Condition.

Summary information regarding subordinated debentures as of December 31 follows:

		2014
			Trust
			Preferred	Common
	Issue	Subordinated	Securities	Stock
Entity Name	Date	Debentures	Issued	Issued
		(In thousands)
IBC Capital Finance III	May 2007	$12,372	$12,000	$372
IBC Capital Finance IV	September 2007	15,465	15,000	465
Midwest Guaranty Trust I	November 2002	7,732	7,500	232
		$35,569	$34,500	$1,069

		2013
			Trust
			Preferred	Common
	Issue	Subordinated	Securities	Stock
Entity Name	Date	Debentures	Issued	Issued
		(In thousands)
IBC Capital Finance III	May 2007	$12,372	$12,000	$372
IBC Capital Finance IV	September 2007	20,619	20,000	619
Midwest Guaranty Trust I	November 2002	7,732	7,500	232
		$40,723	$39,500	$1,223

Other key terms for the subordinated debentures and trust preferred securities that were outstanding at December 31, 2014 follow:

	Maturity		First Permitted
Entity Name	Date	Interest Rate	Redemption Date

IBC Capital Finance III	July 30, 2037	3 month LIBOR plus 1.60%	July 30, 2012
IBC Capital Finance IV	September 15, 2037	3 month LIBOR plus 2.85%	September 15, 2012
Midwest Guaranty Trust I	November 7, 2032	3 month LIBOR plus 3.45%	November 7, 2007

In the fourth quarter of 2009, we elected to defer distributions (payment of interest) on each of the subordinated debentures and trust preferred securities. The subordinated debentures and trust preferred securities are cumulative and have a feature that permits us to defer distributions (payment of interest) from time to time for a period not to exceed 20 consecutive quarters. On August 29, 2013, we brought current the interest payments that we had previously been deferring on each of the subordinated debentures which permitted the resumption of interest payments on the trust preferred securities.

We have the right to redeem the subordinated debentures and trust preferred securities (at par) in whole or in part from time to time on or after the first permitted redemption date specified above or upon the occurrence of specific events defined within the trust indenture agreements. During 2014, we redeemed trust preferred securities issued by IBC Capital Finance IV with a par value of $5.0 million.  These trust preferred securities were redeemed at a discount of $0.5 million and we recognized a gain on extinguishment of debt in our Consolidated Statements of Operations for this same amount.  During 2013, we redeemed, at par, trust preferred securities issued by IBC Capital Finance II with a par value of $9.2 million.

Issuance costs have been capitalized and are being amortized on a straight- line basis over a period not exceeding 30 years and are included in interest expense in the Consolidated Statements of Operations. Distributions (payment of interest) on the trust preferred securities are also included in interest expense in the Consolidated Statements of Operations.